OPERATING LEASES	12 Months Ended
Jul. 31, 2024
Operating Leases
OPERATING LEASES

4. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our consolidated statements of operations.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2024	2023
Base rent – fixed	$19,762,211	$20,541,387
Reimbursements of common area costs	771,496	936,438
Non-lease components (real estate taxes)	1,059,557	1,098,630
Rental income	$21,593,264	$22,576,455
	Years Ended July 31,
	2024	2023
Base rent – fixed
Company owned property	$13,107,528	$13,856,697
Leased property	6,654,683	6,684,690
	19,762,211	20,541,387
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,127,841	1,322,923
Leased property	703,212	712,145
	1,831,053	2,035,068
Total	$21,593,264	$22,576,455

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

Year Ended July 31,	Company Owned Property	Leased Property	Total
2025	$11,482,260	$6,022,977	$17,505,237
2026	8,397,838	4,460,999	12,858,837
2027	7,081,987	4,114,812	11,196,799
2028	6,244,415	4,068,938	10,313,353
2029	5,651,205	3,243,914	8,895,119
After 2029	21,719,199	6,422,863	28,142,062
Total	$60,576,904	$28,334,503	$88,911,407

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.

In April 2023, the Company exercised one of four five-year option periods with its landlord to extend the Jamaica Avenue at 169th Street, Jamaica, New York property lease beyond May 31, 2030 for a total of five years through May 31, 2035. The effect of the five-year lease extension on the measurement of operating right-of-use assets, liabilities, and monthly rent expense follows:

	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from April 2023 lease extension	$1,201,952	$1,201,952	$(30,563)

As of July 31, 2024, it is not reasonably certain the remaining three options to extend the lease from May 31, 2035 to May 31, 2050 will be exercised by the Company. The landlord is Weinstein Enterprises, Inc., an affiliated company principally owned by the Chairman of the Board of Directors who also principally owns the Company.

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2024	2023
Sublease income	$7,357,895	$7,396,835
Operating lease cost	(2,996,055)	(3,239,348)
Excess of sublease income over lease cost	$4,361,840	$4,157,487
	Years Ended July 31,
	2024	2023
Other information:
Operating cash flows from operating leases	$2,150,129	$2,132,945

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2024:

Year ended July 31	Operating Leases
2025	$2,167,284
2026	2,237,257
2027	2,328,731
2028	2,349,076
2029	2,370,098
Thereafter	21,662,828
Total undiscounted cash flows	33,115,274
Less: present value discount	(7,805,549)
Total Lease Liabilities	$25,309,725

As of July 31, 2024, our operating leases had a weighted average remaining lease term of 15.87 years and a weighted average discount rate of 3.67%.